Lease - Schedule of Maturity Analysis of Operating Lease Liabilities (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Financial years ending March 31,
2026	$ 100,583
2027	92,229
Total undiscounted cash flows	192,812
Less: imputed interest	(6,717)
Present value of lease liabilities	186,095	$ 42,180
Less: Non-current portion of lease liabilities	(90,965)
Current portion of lease liabilities	$ 95,130	$ 42,180